American Funds Emerging Markets Bond Fund® Prospectus Supplement December 1, 2023 (for prospectus dated March 1, 2023, as supplemented to date)

The following is added to the section titled “The Capital SystemTM” in the “Management and organization” section of the prospectus:

Robert Burgess, Vice President, Capital Fixed Income Investors, serves as a fixed income portfolio manager for the fund. Robert serves as Vice President of the fund and has 32 years of experience in total (8 years with Capital Research and Management Company or affiliate). He has 1 year of experience in managing the fund and 1 year of prior experience as an investment analyst for the fund.

Robert H. Neithart no longer manages money in the fund.

Keep this supplement with your prospectus.

Lit. No. MFGEBS-569-1223O CGD/10039-S98953

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS SUPPLEMENT IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS SUPPLEMENT ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	COURTNEY R. TAYLOR
COURTNEY R. TAYLOR
SECRETARY

American Funds Emerging Markets Bond Fund® Statement of Additional Information Supplement December 1, 2023 (for statement of additional information dated March 1, 2023, as supplemented to date)

The table under the heading “Portfolio manager fund holdings and other managed accounts” in the “Management of the fund” section of the statement of additional information is amended to read as follows. Footnotes to the table in the statement of additional information remain unchanged.

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[2,3]
Robert Burgess	$100,001 – $500,000	None		None		None
Luis Freitas De Oliveira	$100,001 – $500,000	None		2	$2.12	None
Kirstie Spence	Over $1,000,000	3	$58.3	7	$4.25	5	$1.95

Keep this supplement with your statement of additional information.

Lit No. MFGEBS-570-1223O CGD/10149-S98954